17. Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about borrowings [line items]
Leasehold improvements and equipment	€ 1,113	€ 822
Inventories	241	197
Trade and other receivables	1,102	2,255
Other assets	800	516
Financial assets	0	9,487
Cash and cash equivalents	39,837	35,407	€ 76,740	€ 39,725
Total	43,093	48,684
Thereof Assets Pledged
Disclosure of detailed information about borrowings [line items]
Leasehold improvements and equipment	891	542
Inventories	219	177
Trade and other receivables	328	1,217
Other assets	292	0
Financial assets	0	9,487
Cash and cash equivalents	38,726	34,674
Total	€ 40,457	€ 46,096